Convertible Note Liability (Tables)	6 Months Ended
Sep. 30, 2025
Convertible Note Liability [Abstract]
Schedule of Using the Black-Scholes Pricing Model	The warrants were valued at $42,528 using the Black-Scholes pricing model with the following assumptions:
Warrant Inputs at August 20, 2024
Share price	$312.62
Expected dividend yield	Nil
Exercise price	298.88
Risk-free interest rate	3.93%
Expected life	2.00
Expected volatility	17.7%
Expiry date	August 20, 2026

The fair value of the convertible notes was estimated using a combined discounted cash flow approach and Monte Carlo simulation with the following assumptions as of September 30, 2024.

Inputs
Share price	59.78
Conversion price	224.20
Prepayment Amount	130%
Discount rate shares	3.63%
Discount rate cash	17.47%
Volatility annual	100%
Volatility daily	6.30%
Risk free annual	3.63%